Subsequent Events (Details) - Class A Ordinary Shares [Member] - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Oct. 14, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Shares issued | shares	1,000,000
Purchase of price per share | $ / shares	$ 2
Net proceeds | $	$ 1,716
Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Purchase warrants | shares	60,000
Warrant exercise price | $ / shares	$ 2.5